Transactions with Related Parties - Revenues from non-consolidated pool subsidiaries (Tables) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
Revenues		$ 83,575	$ 87,359
Tanker Pools
Related Party Transaction [Line Items]
Revenues	$ 2,418
Tanker Pools | Pool Revenue
Related Party Transaction [Line Items]
Revenues	1,298
Tanker Pools | Management Fees
Related Party Transaction [Line Items]
Revenues	480
Tanker Pools | Commissions
Related Party Transaction [Line Items]
Revenues	640
Seawolf Pool | Tanker Pools
Related Party Transaction [Line Items]
Revenues	55
Seawolf Pool | Tanker Pools | Pool Revenue
Related Party Transaction [Line Items]
Revenues	13
Seawolf Pool | Tanker Pools | Commissions
Related Party Transaction [Line Items]
Revenues	42
Blue Fin Pool | Tanker Pools
Related Party Transaction [Line Items]
Revenues	948
Blue Fin Pool | Tanker Pools | Pool Revenue
Related Party Transaction [Line Items]
Revenues	516
Blue Fin Pool | Tanker Pools | Management Fees
Related Party Transaction [Line Items]
Revenues	177
Blue Fin Pool | Tanker Pools | Commissions
Related Party Transaction [Line Items]
Revenues	255
Sigma Pool | Tanker Pools
Related Party Transaction [Line Items]
Revenues	1,402
Sigma Pool | Tanker Pools | Pool Revenue
Related Party Transaction [Line Items]
Revenues	769
Sigma Pool | Tanker Pools | Management Fees
Related Party Transaction [Line Items]
Revenues	294
Sigma Pool | Tanker Pools | Commissions
Related Party Transaction [Line Items]
Revenues	339
Star Pool | Tanker Pools
Related Party Transaction [Line Items]
Revenues	13
Star Pool | Tanker Pools | Management Fees
Related Party Transaction [Line Items]
Revenues	9
Star Pool | Tanker Pools | Commissions
Related Party Transaction [Line Items]
Revenues	$ 4